Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

13003710

Received SEC

JAN 07 2014

Washington, DC 20549

001-16483

January 7, 2014

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Mondelēz International, Inc., Floating Rate Notes due 2015, 1.125% Notes due 2017, 2.375% Notes due 2021, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 6, 2014. Tentative listing date – January 10, 2014.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
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www.nyx.com